Accounts Receivable	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable
8.	ACCOUNTS RECEIVABLE

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Accounts receivable	12,050	14,287	2,071
Allowance for credit losses	(2,069)	(2,554)	(370)

	9,981	11,733	1,701

The movements in the allowance for credit losses were as follows:

	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	928	1,320	2,069	300
Adoption of ASU 2016-13	119	—	—	—
Amounts charged to expenses	455	830	555	80
Amounts written off	(182)	(81)	(70)	(10)

Balance as of December 31	1,320	2,069	2,554	370